DISCONTINUED OPERATIONS - NET EARNINGS FROM DISCONTINUED OPERATIONS (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Earnings/(Loss) from Discontinued Operations	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 5,335	$ (118)	$ 0	$ 5,217	$ 577
Beauty Brands
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Earnings/(Loss) from Discontinued Operations							$ 5,300			5,217	336
Batteries
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Earnings/(Loss) from Discontinued Operations										0	241
Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Earnings/(Loss) from Discontinued Operations										$ 5,217	$ 577